Recurring Fair Value Measurements (Tables) - CIK0001853021 Metals Acquisition Corp	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets and liabilities that were measured at fair value on a recurring basis

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of March 31, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$271,757,366	$—	$—
	$271,757,366	$—	$—
Liabilities:
Public Warrants	$6,319,356	$—	$—
Private Placement Warrants	—	4,672,742	—
	$6,319,356	$4,672,742	$—

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$268,908,716	$—	$—
	$268,908,716	$—	$—
Liabilities:
Public Warrants	$4,335,166	$—	$—
Private Placement Warrants	—	3,107,467	—
	$4,335,167	$3,107,467	$—

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$268,908,716	$—	$—
	$268,908,716	$—	$—
Liabilities:
Public Warrants	$4,335,166	$—	$—
Private Placement Warrants	—	3,107,467	—
	$4,335,167	$3,107,467	$—

	Level 1	Level 2	Level 3
Assets:
U.S. Money Market held in Trust Account	$265,155,619	$—	$—
	$265,155,619	$—	$—
Liabilities:
Public Warrants	$5,214,574	$—	$—
Private Placement Warrants	—	—	3,265,830
	$5,214,574	$—	$3,265,830

Summary of reconciliation of changes in fair value liability of the beginning and ending balances for the Company's Warrants

Fair value at December 31, 2021	$3,265,830
Promissory note conversion	480,000
Change in fair value	(324,766)
Private Placement Warrants reclassified to level 2	(3,421,064)
Fair Value at December 31, 2022	$—

Fair value at December 31, 2021	$3,265,830
Promissory note conversion	480,000
Change in fair value	(324,766)
Private Placement Warrants reclassified to level 2	(3,421,064)
Fair Value at December 31, 2022	$—